Convertible Preferred Shares and Warrants	12 Months Ended
Dec. 31, 2024
Convertible Preferred Shares and Warrants [Abstract]
CONVERTIBLE PREFERRED SHARES AND WARRANTS

NOTE 10:- CONVERTIBLE PREFERRED SHARES AND WARRANTS

a.	Convertible Preferred shares:

The Company issued Series A Convertible Preferred shares in 2018 and Series B Convertible Preferred shares in 2020. The Company classified the Convertible Preferred shares outside of shareholders’ deficiency as required by ASC 480-10-S99, since these Convertible Preferred shares were entitled to liquidation preferences which might have triggered a deemed liquidation event that is not solely within the Company’s control.

Upon completion of the Merger, all convertible preferred shares outstanding, totaling 13,739,186 shares, were automatically converted into 14,270,797 Ordinary shares and their carrying value of $53,964 was reclassified into shareholders’ equity.

b.	Warrants to purchase Preferred A shares:

Under the 2018 SPA, the Company had initially granted the Preferred A share investors an aggregate number of 3,614,960 Warrants convertible into Preferred A shares of the Company (“Preferred A Warrants”), with an exercise price of $5.04. The number of Warrants issued was subject to similar adjustments as the conversion ratio of the Preferred A shares.

In connection with the 2020 SPA, the Warrants agreement was modified, and the Company subsequently granted the Preferred A share investors approximately 7% additional Preferred A Warrants, increasing the aggregate number of Preferred A Warrants to 3,880,777, and reducing the exercise price to $3.87 per share. Since the Warrants were classified as a liability and subsequently measured at fair value through earnings, the effect of the Preferred A Warrants modification was reflected in the fair value of the Warrants and recognized in earnings.

Upon completion of the Merger, the 3,880,777 warrants convertible into Preferred A Shares of the Company were converted into an identical number of warrants convertible into ordinary shares of the Company until September 2024 at an exercise price of $3.87.

During the years ended December 31, 2022, and December 31, 2023, a total of 1,556,817 and 9,984 of such warrants were exercised into 1,160,016 and 324 ordinary shares of the Company, respectively.

On September 16, 2024, the remaining 2,313,976 Warrants expired unexercised.